Share-Based Payments - Summary of Number of Shares Outstanding and Weighted Average Grant Date Fair Value (Details)	12 Months Ended
	Dec. 31, 2025 shares € / shares	Dec. 31, 2024 shares € / shares	Dec. 31, 2023 shares € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding instruments as of 01/01/2025	13,367,451
Option outstanding, granted	6,421,033
Number of free shares vested	(231,992)
Number of outstanding instruments as of 12/31/2025	16,461,689	13,367,451
Free Shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding instruments as of 01/01/2025	509,295	1,017,538	909,113
Option outstanding, granted	0	0	342,900
Option outstanding, additional shares due to May 2024 modification		44,650
Number of free shares vested	(231,992)	(342,675)	(167,433)
Option outstanding, forfeited, cancelled or expired	(25,356)	(210,219)	(67,042)
Number of outstanding instruments as of 12/31/2025	251,946	509,295	1,017,538
Weighted average exercise price per share, beginning balance | € / shares	€ 2.84	€ 6.59	€ 11.18
Weighted average exercise price per share, granted | € / shares	0	0	3.08
Weighted average exercise price per share, additional shares due to May 2024 modification | € / shares		1.71
Weighted average exercise price per share, Vested | € / shares	2.6	11.89	22.45
Weighted average exercise price per share, Cancelled | € / shares	3.21	6	11.4
Weighted average exercise price per share, ending balance | € / shares	€ 3.02	€ 2.84	€ 6.59